FINANCE LEASE RECEIVABLES	12 Months Ended
Dec. 31, 2020
Disclosure of maturity analysis of finance lease payments receivable [abstract]
FINANCE LEASE RECEIVABLES
NOTE 19: FINANCE LEASE RECEIVABLES
The Group's finance lease receivables are classified as loans and advances to customers and accounted for at amortised cost. The balance is analysed as follows:

	2020	2019
	£m	£m
Gross investment in finance leases, receivable:
Not later than 1 year	314	490
Later than 1 year and not later than 2 years	187	347
Later than 2 years and not later than 3 years	150	181
Later than 3 years and not later than 4 years	199	145
Later than 4 years and not later than 5 years	118	208
Later than 5 years	758	883
	1,726	2,254
Unearned future finance income on finance leases	(526)	(563)
Rentals received in advance	(18)	(20)
Net investment in finance leases	1,182	1,671
The net investment in finance leases represents amounts recoverable as follows:

	2020	2019
	£m	£m
Not later than 1 year	235	406
Later than 1 year and not later than 2 years	135	326
Later than 2 years and not later than 3 years	105	130
Later than 3 years and not later than 4 years	160	103
Later than 4 years and not later than 5 years	88	171
Later than 5 years	459	535
Net investment in finance leases	1,182	1,671
Equipment leased to customers under finance leases primarily relates to structured financing transactions to fund the purchase of aircraft, ships and other large individual value items. There was an allowance for uncollectable finance lease receivables included in the allowance for impairment losses of £22 million (2019: £12 million).